Organization (Details) - Schedule of Major Subsidiaries	12 Months Ended
Dec. 31, 2023
Superlative Accelerating Infinite Limited [Member]
Subsidiaries
Date of incorporation	Feb. 05, 2021
Percentage of ownership	100.00%
Place of incorporation	BVI
Principle business activities	Investment holding
Sustainable Available Innovative Limited [Member]
Subsidiaries
Date of incorporation	Jul. 14, 2021
Percentage of ownership	100.00%
Place of incorporation	BVI
Principle business activities	Investment holding
Silicon Asset Investment Limited [Member]
Subsidiaries
Date of incorporation	Mar. 03, 2021
Percentage of ownership	100.00%
Place of incorporation	Hong Kong
Principle business activities	Investment holding
Sustainable Available Innovative Pte. Ltd. [Member]
Subsidiaries
Date of incorporation	Aug. 18, 2021
Percentage of ownership	100.00%
Place of incorporation	Singapore
Principle business activities	Investment holding
Sustainable Available Innovative Asia Ltd [Member]
Subsidiaries
Date of incorporation	Aug. 26, 2021
Percentage of ownership	100.00%
Place of incorporation	Republic of Kazakhstan
Principle business activities	Investment holding
Hangzhou Dareruohan Technology Co., Ltd. [Member]
Subsidiaries
Date of incorporation	Apr. 02, 2021
Percentage of ownership	100.00%
Place of incorporation	PRC
Principle business activities	Research and Development
Nanjing SuannengWuxian Technology Co. Ltd.[Member]
Subsidiaries
Date of incorporation	Jun. 04, 2020 [1]
Percentage of ownership	100.00%
Place of incorporation	PRC
Principle business activities	Research and Development
SAI US INC. [Member]
Subsidiaries
Date of incorporation	Feb. 24, 2022
Percentage of ownership	100.00%
Place of incorporation	U.S.
Principle business activities	Engaged in crypto asset mining business
SAITECH FIN OY [Member]
Subsidiaries
Date of incorporation	Nov. 16, 2021
Percentage of ownership	100.00%
Place of incorporation	Finland
Principle business activities	Investment holding
Boltbit Limited [Member]
Subsidiaries
Date of incorporation	Mar. 28, 2023
Percentage of ownership	100.00%
Place of incorporation	CAY
Principle business activities	Investment holding
Boltbit SG PTE. LTD(Singapore) [Member]
Subsidiaries
Date of incorporation	Jul. 05, 2023
Percentage of ownership	100.00%
Place of incorporation	Singapore
Principle business activities	Investment holding
Energism asset investment Limited [Member]
Subsidiaries
Date of incorporation	Jan. 11, 2023
Percentage of ownership	100.00%
Place of incorporation	BVI
Principle business activities	Investment holding
Energism General Partner Limited [Member]
Subsidiaries
Date of incorporation	Feb. 01, 2023
Percentage of ownership	100.00%
Place of incorporation	CAY
Principle business activities	Investment holding
BOLTBIT US INC [Member]
Subsidiaries
Date of incorporation	Aug. 16, 2023
Percentage of ownership	100.00%
Place of incorporation	U.S.
Principle business activities	Engaged in AI related Business
Beijing Computing and Energy Infinite Technology Co., Ltd. [Member]
Subsidiaries
Date of incorporation	Aug. 23, 2023
Percentage of ownership	100.00%
Place of incorporation	PRC
Principle business activities	Investment holding
SAITECH LIMITED [Member]
Subsidiaries
Date of incorporation	Feb. 02, 2021
Percentage of ownership	100.00%
Place of incorporation	CAY
Principle business activities	Investment holding

[1]	On August 9, 2021, the Company completed the acquisition of Nanjing SuannengWuxian Technology Co. Ltd. (“Nanjing SuannengWuxian”), an entity under common control by one of our principal shareholders. Nanjing SuannengWuxian provides crypto mining service to its customers.